Tax credit and other receivables/Other payables	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Tax credit and other receivables/Other payables

23. TAX CREDIT AND OTHER RECEIVABLES/OTHER PAYABLES

A. Tax credit and other receivables/Other payables

(In thousand Euros)	December 31, 2025	December 31, 2024
VAT receivable	1,857	2,740
Government grants receivable	607	1,872
Income tax credit receivable (short term)	1,027	1,073
Income tax credit receivable (long term)	4,639	6,047
Other tax receivable	130	181
Tax credit and other receivables	8,260	11,913

(In thousand Euros)	December 31, 2025	December 31, 2024
VAT payable	2,980	1,612
Social Security payable	2,146	307
Personal Income Tax payable	1,804	1,152
Deferred tax liabilities	2,675	3,412
Deferred tax liabilities and other payables	9,605	6,483

B. Amounts recognized in profit or loss

	Year ended December 31,
(In thousand Euros)	2025	2024	2023
Loss before Tax / Profit	(103,108)	(158,515)	(112,774)
Tax income (at 25%)	25,777	39,629	28,150
Unrecognized deferred tax assets on tax losses and temporary differences	(25,777)	(39,629)	(28,150)
R&D tax credits	395	(1,064)	(685)
Other movements	(308)	(5,659)	(18)
Income tax credit	87	(6,723)	(703)

As Wallbox N.V. is a Spanish tax resident, is the corporate tax rate of Spain is being used, which is a nominal tax rate of 25%.

Deductible temporary differences for which no deferred tax assets have been recognized totaled Euros 33,328 thousand at December 31, 2025. At December 31, 2024 deductible temporary differences for which no deferred tax asset were recognized in the statement of financial position amounted to Euros 28,926 thousand.

The amount of Euros 33,328 thousand (Euros 28,926 thousand at 2024) was related to deductible temporary differences generated in the current year, primarily associated with the impairment recognized, share-based payment plan provision, obsolescence provision and part of the financial expenses, and also the temporary differences related to IFRS 16.

At December 31, details of unrecognized tax losses to be offset in the future are as follows:

(In thousand Euros)	December 31, 2025	December 31, 2024
2015	47	47
2016	439	439
2017	56	56
2018	1,579	1,579
2019	3,318	3,318
2020	9,025	9,025
2021	122,456	122,456
2022	3,167	3,167
2023	41,962	41,962
2024	80,676	80,676
2025	65,803	-
Total	328,528	262,725

The tax losses detailed above correspond to the Spanish tax consolidated headed by Wallbox NV. There is no time limit to apply these tax losses. Additionally, the unrecognized tax losses of Wallbox USA Inc amount to Euros 76,587 thousand as of December 31, 2025 (Euros 73,464 thousand as of December 31, 2024). Regarding ABL GmbH, the unrecognized tax losses amount to Euros 22,271 as of December 31,

2025 (Euros 16,494 thousand as of December 31, 2024). The unrecognized tax losses of the rest of the subsidiaries amount to Euro 20,169 thousand (Euros 16,068 thousand as of December 31, 2024).

Tax losses may be offset indefinitely in the future. The existence of unused tax losses, as well as the lack of track record of generating tax profits, evidences that future taxable profit may not be available to the Group, at least for the near and medium term, as the Company is early stage. Having considered all evidence available and the current investment phase, management determined that there was insufficient positive evidence to support the fact that it is probable that future taxable profits will be available against which to offset the tax losses. Accordingly, no deferred tax asset is recognized in the financial statements.